Basis of Presentation	12 Months Ended
Dec. 31, 2025
Disclosure Of Basis Of Presentation [Abstract]
Basis of Presentation
2.
Basis of presentation
A)
Statement of compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards, as issued by the International Accounting Standards Board (“IFRS Accounting Standards”) and interpretations of the International Financial Reporting Interpretations Committee in effect as of December 31, 2025.

Certain prior period amounts have been reclassified to conform to current year presentation. Specifically, changes to investments have been separated into additions to investments and principal payments from investments on the consolidated statement of cash flows. Change in fair value of biological assets have been separated into change in fair value of biological assets and change in fair value of inventory sold on the consolidated statement of cash flows.

These consolidated financial statements were approved and authorized for issue by the board of directors of the Company (the “Board”) on March 11, 2026.

B)
Basis of measurement

These consolidated financial statements have been prepared on a historical cost basis, except for biological assets, deferred share units (“DSUs”) and certain financial instruments (note 32(a)) which are measured at fair value with changes in fair value recorded in profit or loss or other comprehensive income.

C)
Functional and presentation currency

These consolidated financial statements are presented in Canadian dollars, which is the functional currency of the Company and its Canadian-based subsidiaries. The Company’s equity-accounted joint venture uses the United States dollar as its functional currency. Transactions in currencies other than the functional currency are translated at the rate prevailing at the date of transaction. Monetary assets and liabilities that are denominated in foreign currencies are translated at the rate prevailing at each reporting date. Income and expense amounts are translated at the dates of the transactions.

In preparing the Company’s consolidated financial statements, the financial statements of foreign subsidiaries and the foreign equity-accounted joint venture are translated into Canadian dollars, the presentation currency of the Company. The assets and liabilities of foreign operations that do not have a functional currency of Canadian dollars, are translated into Canadian dollars using exchange rates at the reporting date. Revenues and expenses of foreign operations are translated into Canadian dollars using foreign exchange rates that approximate those on the date of the underlying transactions. Foreign exchange differences from the translation of foreign subsidiaries and the foreign equity-accounted joint venture into Canadian dollars are recognized in other comprehensive income (“OCI”). The Company’s consolidated financial statements include its share of the Canadian dollar profit or loss and OCI of the equity-accounted joint venture.

D)
Basis of consolidation

Subsidiaries are entities controlled by the Company. Control exists when the Company has the power, directly and indirectly, to govern the financial and operating policies of an entity and be exposed to the variable returns from its activities. The financial statements of subsidiaries are included in these consolidated financial statements from the date that control commences until the date that control ceases. All intercompany balances, income and expenses and unrealized gains and losses resulting from intercompany transactions are eliminated upon consolidation.

Subsidiaries	Jurisdiction of Formation	Equity Ownership
Sundial Deutschland GmbH	Germany	100%
Sundial Insurance (Bermuda) Ltd.	Bermuda	100%
Spirit Leaf Inc.	Alberta, Canada	100%
Spirit Leaf Corporate Inc.	Alberta, Canada	100%
Spirit Leaf Ontario Inc. (1)	Ontario, Canada	0%
Superette Ontario Inc. (1)	Ontario, Canada	0%
Zenabis Ltd.	Canada	100%
Liquor Stores GP Inc.	Alberta, Canada	100%
Liquor Stores Limited Partnership	Alberta, Canada	99%
Nova Cannabis Stores GP Inc.	Alberta, Canada	100%
Nova Cannabis Stores Limited Partnership	Alberta, Canada	99%
Nova Cannabis Analytics GP Inc.	Alberta, Canada	100%
Nova Cannabis Analytics Limited Partnership	Alberta, Canada	99%
Valens Agritech Ltd. (2)	Canada	100%
Southern Cliff Brands Inc. (2)	Ontario, Canada	100%
LYF Food Technologies Inc. (2)	British Columbia, Canada	100%
Valens Australia Pty Ltd.	Australia	100%
Indiva Inc.	Ontario, Canada	100%
Vieva Canada Limited (2)	Ontario, Canada	100%
(1)
These entities may be considered to be “controlled” by the Company solely for the purposes of IFRS, but these entities are not controlled by the Company within the meaning of applicable corporate law. For the purposes of IFRS, control of these entities is determined by the Company being exposed to the variable returns and having the ability to affect those returns through its power over the entities.
(2)
On January 1, 2026, Valens Agritech Ltd., LYF Food Technologies Inc., Southern Cliff Brands Inc. and Vieva Canada Limited amalgamated and continued as “Valens Agritech Ltd.”.